17. RELATED PARTIES TRANSACTIONS (Details 9) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Trade receivables, current	$ 19,886	$ 18,101
Other receivables, non current	6,021	3,201
Other receivables, current	6,603	10,166
Trade payables, current	24,756	26,655
Other payables, current	2,899	2,081
Borrowings, non current	69,189	54,816
Borrowings, current	12,901	8,623
Provisions, current	871	1,179
Ultracore
Disclosure of transactions between related parties [line items]
Trade receivables, current	0	0
Other receivables, non current	0	0
Other receivables, current	20	15
Refinor
Disclosure of transactions between related parties [line items]
Trade receivables, current	91	15
Other receivables, non current	0	0
Other receivables, current	0	0
Trade payables, current	136	78
Other payables, current	0	0
Borrowings, non current		0
Borrowings, current	0	0
Provisions, current		0
SACDE
Disclosure of transactions between related parties [line items]
Trade receivables, current	5	37
Other receivables, non current	0	0
Other receivables, current	5	3
Other
Disclosure of transactions between related parties [line items]
Trade receivables, current	0	1
Other receivables, non current	0	0
Other receivables, current	1	1
Trade payables, current		0
Other payables, current		10
Borrowings, non current		0
Borrowings, current		0
Provisions, current		0
Oldelval
Disclosure of transactions between related parties [line items]
Trade payables, current		13
Other payables, current		0
Borrowings, non current		0
Borrowings, current		0
Provisions, current		0
Origenes Seguro de vida
Disclosure of transactions between related parties [line items]
Trade payables, current		0
Other payables, current		0
Borrowings, non current		0
Borrowings, current		3
Provisions, current		0
Origenes Retiro
Disclosure of transactions between related parties [line items]
Trade payables, current	0	0
Other payables, current	0	0
Borrowings, non current		21
Borrowings, current	29	2
Provisions, current		0
OCP
Disclosure of transactions between related parties [line items]
Trade payables, current	0	0
Other payables, current	3	0
Borrowings, non current		0
Borrowings, current	0	0
Provisions, current		576
Total related parties
Disclosure of transactions between related parties [line items]
Trade receivables, current	384	251
Other receivables, non current	1,860	1,172
Other receivables, current	201	317
Trade payables, current	245	117
Other payables, current	11	17
Borrowings, non current		21
Borrowings, current	29	5
Provisions, current		576
TGS
Disclosure of transactions between related parties [line items]
Trade receivables, current	288	191
Other receivables, non current	1,436	1,165
Other receivables, current	158	110
Trade payables, current	105	25
Other payables, current	0	0
Borrowings, non current		0
Borrowings, current	0	0
Provisions, current		0
Greenwind
Disclosure of transactions between related parties [line items]
Trade receivables, current	0	0
Other receivables, non current	419	0
Other receivables, current	17	188
SACME
Disclosure of transactions between related parties [line items]
Trade receivables, current	0	0
Other receivables, non current	5	7
Other receivables, current	0	0
Trade payables, current	0	0
Other payables, current	8	7
Borrowings, non current		0
Borrowings, current	0	0
Provisions, current		0
Transener
Disclosure of transactions between related parties [line items]
Trade receivables, current		7
Other receivables, non current		0
Other receivables, current		0
Trade payables, current	4	1
Other payables, current	0	0
Borrowings, non current		0
Borrowings, current	$ 0	0
Provisions, current		$ 0